Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
iShares S&P GSCI Commodity-Indexed Trust [Member]
Investment Income
Interest	$ 741,983	$ 247,327	$ 1,971,668	$ 2,377,285	$ 14,682,544
Total investment income	741,983	247,327	1,971,668	2,377,285	14,682,544
Expenses
Management fee	3,511,304	3,164,322	12,260,081	9,015,411	5,181,087
Brokerage commissions and fees	755,424		549	2,173	1,012
Total expenses	4,266,728	3,164,322	12,260,630	9,017,584	5,182,099
Net investment income (loss)	(3,524,745)	(2,916,995)	(10,288,962)	(6,640,299)	9,500,445
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on short-term investments	20,359	(418)	3,317	192,935	643,807
Net realized gain (loss) on futures contracts	176,379,903		(102,883,332)	(9,748,137)	15,927,248
Net change in unrealized appreciation/depreciation on futures contracts	13,828,490	(17,020,104)	231,740,632	218,814,394	(401,243,118)
Net realized and unrealized gain (loss)	190,228,752	(17,020,522)	128,860,617	209,259,192	(384,672,063)
Net gain (loss)	186,704,007	(19,937,517)	118,571,655	202,618,893	(375,171,618)
Net gain (loss) per Share	$ 3.47	$ (0.36)	$ 2.20	$ 4.91	$ (29.59)
Weighted-average Shares outstanding	53,761,111	55,550,000	53,999,863	41,228,356	12,680,191
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Investment Income
Interest	741,990	247,329	1,971,686	2,377,320	14,683,161
Total investment income	741,990	247,329	1,971,686	2,377,320	14,683,161
Expenses
Management fee	3,511,337	3,164,351	12,260,196	9,015,519	5,181,296
Brokerage commissions and fees	755,424		549	2,173	1,012
Total expenses	4,266,761	3,164,351	12,260,745	9,017,692	5,182,308
Net investment income (loss)	(3,524,771)	(2,917,022)	(10,289,059)	(6,640,372)	9,500,853
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on short-term investments	20,359	(418)	3,317	192,938	643,834
Net realized gain (loss) on futures contracts	176,381,549		(102,884,326)	(9,748,296)	15,927,800
Net change in unrealized appreciation/depreciation on futures contracts	13,828,631	(17,020,260)	231,742,984	218,816,737	(401,256,770)
Net realized and unrealized gain (loss)	190,230,539	(17,020,678)	128,861,975	209,261,379	(384,685,136)
Net gain (loss)	$ 186,705,768	$ (19,937,700)	$ 118,572,916	$ 202,621,007	$ (375,184,283)